Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share			56,783,443	10,019,647,886
Convertibles Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share				10,000,000,000
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	11,385,125		1,620,000
Convertible Series C Preferred Stocks
Antidilutive Securities Excluded from Computation of Earnings Per Share	49,002,760	47,562,284
Convertible Series C Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share			51,923,443	19,347,886
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	75,417,309	47,562,284	3,240,000	300,000